Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement
Schedule of changes in level 3 items for recurring fair value measurements

	Share-based compensation
	2023	2022	2021
At the beginning of the year	19,805	52,283	46,260
Adjusted through profit and loss – general and administrative	(17,831)	(32,478)	6,023
As of December 31,	1,974	19,805	52,283

Schedule of the quantitative information about the significant inputs used in level 3 fair value measurements

	Weighted average inputs
	As of December 31,
Unobservable inputs	2023	2022	2021	Relationship of unobservable inputs to fair value
Net operating revenue growth rate (i)	20.00%	22.84%	24.80%

2023: Increased growth rate (+200 basis points (bps)) and lower discount rate (-100 bps) would increase FV by R$ 23; lower growth rate (-200 bps) and higher discount rate (+100 bps) would decrease FV by R$ 22.

Pre-tax discount rate (ii)	11.30%	13.35%	11.20%

2022: Increased growth rate (+200 basis points (bps)) and lower discount rate (-100 bps) would increase FV by R$ 435; lower growth rate (-200 bps) and higher discount rate (+100 bps) would decrease FV by R$ 433.

(i)	The growth rate of net operating revenue is based on the historical growth of the student base and management’s expectations of market development.
(ii)	Pre-tax discount rate reflects specific risks relating to the segment and country in which the Company operates.